Loans payable at May 31, 2023 consisted of the following: (Details) - USD ($)												3 Months Ended			12 Months Ended
		May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Oct. 28, 2022	Feb. 28, 2022	May 31, 2023		May 31, 2022	Feb. 28, 2023		Feb. 28, 2022	Aug. 30, 2022	Feb. 28, 2021
Short-Term Debt [Line Items]
Debt instrument, face amount												$ 32,427,346			$ 31,254,346			$ 3,000,000
Less: current portion of loans payable												(17,569,985)			(11,569,986)
Less: discount on non-current loans payable												(4,973,120)			(4,130,291)
Non-current loans payable, net of discount												9,884,241			15,554,069
Current portion of loans payable												17,569,985			11,569,986
Less: discount on current portion of loans payable												(1,348,996)			(1,651,597)
Current portion of loans payable, net of discount												16,220,989			9,918,389
Common stock issued for debt conversion																	$ 898,705
Fair value of warrants											$ 0						0		$ 0
Debt discount											114,000						114,000
Debt instrument, unamortized discount															(0)			$ 39,500
Interest expenses												$ 1,606,216		$ 1,175,030	$ 5,426,364		$ 16,129,499
Class of warrant or right outstanding																		2,960,500
Warrant [Member]
Short-Term Debt [Line Items]
Warrant purchase															3,324,212		411,000,000
Common Stock [Member]
Short-Term Debt [Line Items]
Warrant purchase															1,057,841,576		645,168,473
Proceeds from issuance of debt															$ 821,027		$ 13,108,624
Promissory Note Payable 01 [Member]
Short-Term Debt [Line Items]
Date of issuance												Jul. 18, 2016	[1],[2]		Jul. 18, 2016	[3],[4]
Debt instrument, face amount												$ 3,500	[1],[2]		$ 3,500	[3],[4]
Annual interest rate												22.00%	[1],[2]		22.00%
Promissory Note Payable 02 [Member]
Short-Term Debt [Line Items]
Date of issuance												Dec. 10, 2020			Jun. 11, 2018	[5],[6]
Debt instrument, face amount												$ 3,921,168
Annual interest rate												12.00%			25.00%
Debt settlement amount												$ 2,683,357
Accrued interest												1,237,811
Promissory Note Payable 02 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion												$ 3,921,168
Exercise price												$ 0.002
Fair value of notes												$ 990,000
Promissory Note Payable 03 [Member]
Short-Term Debt [Line Items]
Date of issuance												Dec. 10, 2020	[7]		Jan. 31, 2019	[5],[8]
Debt instrument, face amount	[7]											$ 3,054,338
Annual interest rate												12.00%	[7]		15.00%
Debt settlement amount												$ 1,460,794
Accrued interest												1,593,544
Promissory Note Payable 03 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion												$ 3,054,338
Exercise price												$ 0.002
Fair value of notes												$ 550,000
Promissory Note Payable04 [Member]
Short-Term Debt [Line Items]
Date of issuance												Dec. 10, 2020	[9]		May 09, 2019	[5],[10]
Debt instrument, face amount	[9]											$ 165,605
Annual interest rate												12.00%	[9]		15.00%
Debt settlement amount												$ 103,180
Accrued interest												62,425
Promissory Note Payable04 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion												$ 165,605
Exercise price												$ 0.002
Fair value of notes												$ 176,000
Warrant purchase												80,000,000
Promissory Note Payable05 [Member]
Short-Term Debt [Line Items]
Date of issuance												Dec. 14, 2020	[11]		May 31, 2019	[5],[12]
Debt instrument, face amount	[11]											$ 310,375
Annual interest rate												12.00%	[11]		15.00%
Debt settlement amount												$ 235,000
Accrued interest												75,375
Promissory Note Payable05 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion												$ 310,375
Exercise price												$ 0.002
Fair value of notes												$ 182,500
Warrant purchase												25,000,000
Promissory Note Payable06 [Member]
Short-Term Debt [Line Items]
Date of issuance												Dec. 30, 2020	[13]		Jun. 26, 2019	[5],[14]
Debt instrument, face amount	[13]											$ 350,000
Annual interest rate												12.00%	[13]		15.00%
Exercise price												$ 0.025
Discount amount												$ 35,000
Warrants issued												50,000,000
Loan payable term (in years)												3 years
Fair value of warrants												$ 271,250
Debt discount												271,250
Amortization expens												39,904
Debt instrument, unamortized discount												$ 153,611
Promissory Note Payable7 [Member]
Short-Term Debt [Line Items]
Date of issuance	[15]											Jan. 01, 2021
Debt instrument, face amount	[15]											$ 25,000
Annual interest rate	[15]											12.00%
Debt settlement amount												$ 9,200
Accrued interest												6,944
Promissory Note Payable7 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion												$ 16,144
Promissory Note Payable8 [Member]
Short-Term Debt [Line Items]
Date of issuance	[16]											Jan. 01, 2021
Debt instrument, face amount	[16]											$ 145,000
Annual interest rate	[16]											12.00%
Debt settlement amount												$ 79,500
Accrued interest												28,925
Promissory Note Payable8 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												145,000
Common stock issued for debt conversion												$ 108,425
Promissory Note Payable9 [Member]
Short-Term Debt [Line Items]
Date of issuance	[17]											Jan. 14, 2021
Debt instrument, face amount	[17]											$ 550,000
Annual interest rate	[17]											12.00%
Exercise price												$ 0.025
Discount amount												$ 250,000
Warrants issued												50,000,000
Loan payable term (in years)												3 years
Fair value of warrants												$ 380,174
Debt discount												380,174
Amortization expens												51,045
Debt instrument, unamortized discount												$ 188,291
Promissory Note Payable10 [Member]
Short-Term Debt [Line Items]
Date of issuance												Feb. 22, 2021	[18]		Apr. 16, 2020	[5],[19]
Debt instrument, face amount												$ 1,650,000	[18]		$ 6,000,000	[20]
Annual interest rate												12.00%	[18]		15.00%
Exercise price											$ 0.0164	$ 0.135					$ 0.0164
Discount amount												$ 150,000
Warrants issued												100,000,000
Loan payable term (in years)												3 years
Fair value of warrants												$ 1,342,857
Debt discount												1,342,857
Amortization expens												159,064
Debt instrument, unamortized discount												$ 953,197
Interest expenses											$ 950,000
Promissory Note Payable10 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrants issued												50,000,000
Loan payable term (in years)											3 years
Promissory Note Payable11 [Member]
Short-Term Debt [Line Items]
Date of issuance												Mar. 01, 2021	[21]		May 12, 2020	[5],[22]
Debt instrument, face amount	[21]											$ 6,000,000
Annual interest rate												12.00%	[21]		15.00%
Exercise price												$ 0.135
Warrants issued												300,000,000
Loan payable term (in years)												3 years
Debt discount												$ 4,749,005
Interest expenses											$ 2,850,000
Proceeds from issuance of debt												5,400,000
Debt conversion original debt amount 1												600,000
Promissory Note Payable11 [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Fair value of warrants												$ 4,749,005
Promissory Note Payable11 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Exercise price											$ 0.0164						0.0164
Warrants issued												150,000,000
Loan payable term (in years)											3 years
Promissory Note Payable12 [Member]
Short-Term Debt [Line Items]
Date of issuance												Jun. 08, 2021	[23]		May 22, 2020	[5],[24]
Debt instrument, face amount	[23]											$ 2,750,000
Annual interest rate												12.00%	[23]		15.00%
Exercise price												$ 0.064
Discount amount												$ 50,000
Warrants issued												170,000,000
Loan payable term (in years)												3 years
Fair value of warrants												$ 2,035,033
Debt discount												2,035,033
Amortization expens												154,910
Debt instrument, unamortized discount												$ 639,308
Interest expenses											$ 1,615,000
Promissory Note Payable12 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Exercise price											$ 0.0164						$ 0.0164
Warrants issued												85,000,000
Loan payable term (in years)											3 years
Promissory Note Payable13 [Member]
Short-Term Debt [Line Items]
Date of issuance												Jul. 12, 2021	[25]		Jun. 02, 2020	[5],[26]
Debt instrument, face amount	[25]											$ 3,857,360
Annual interest rate												7.00%	[25]		15.00%
Principal ammount												$ 4,000,160
Repayment of notes												$ 27,000
Promissory Note Payable14 [Member]
Short-Term Debt [Line Items]
Date of issuance												Sep. 14, 2021	[27]		Jun. 09, 2020	[5],[28]
Debt instrument, face amount	[27]											$ 1,650,000
Annual interest rate												12.00%	[27]		15.00%
Exercise price												$ 0.037
Discount amount												$ 150,000
Warrants issued												250,000,000
Loan payable term (in years)												3 years
Fair value of warrants												$ 1,284,783
Debt discount												1,284,783
Amortization expens												86,930
Debt instrument, unamortized discount												$ 127,501
Promissory Note Payable15 [Member]
Short-Term Debt [Line Items]
Date of issuance												Jul. 28, 2022	[29]		Jun. 12, 2020	[5],[30]
Debt instrument, face amount	[29]											$ 170,000
Annual interest rate												15.00%	[29]		15.00%
Discount amount												$ 20,000
Amortization expens												5,287
Debt instrument, unamortized discount												$ 3,739
Promissory Note Payable16 [Member]
Short-Term Debt [Line Items]
Date of issuance												Aug. 30, 2022	[31]		Jun. 16, 2020	[5],[32]
Debt instrument, face amount	[31]											$ 3,000,000
Annual interest rate												15.00%	[31]		15.00%
Debt discount												$ 39,500
Amortization expens												4,557
Debt instrument, unamortized discount												$ 26,312
Class of warrant or right outstanding												955,000,000
Rate of interest												15.00%
Class of warrant or right, outstanding												$ 2,960,500
Promissory Note Payable17 [Member]
Short-Term Debt [Line Items]
Date of issuance												Sep. 07, 2022	[33]		Sep. 15, 2020	[5],[34]
Debt instrument, face amount	[33]											$ 400,000
Annual interest rate												15.00%	[33]		10.00%
Discount amount												$ 50,000
Amortization expens												12,342
Debt instrument, unamortized discount												$ 15,479
Promissory Note Payable18 [Member]
Short-Term Debt [Line Items]
Date of issuance												Sep. 08, 2022	[35]		Oct. 06, 2020	[5],[36]
Debt instrument, face amount												$ 475,000	[35]		$ 150,000
Annual interest rate												15.00%	[35]		12.00%
Discount amount												$ 75,000
Amortization expens												18,930
Debt instrument, unamortized discount												$ 17,799
Promissory Note Payable19 [Member]
Short-Term Debt [Line Items]
Date of issuance												Oct. 13, 2022	[37]		Nov. 12, 2020	[5],[38]
Debt instrument, face amount												$ 350,000	[37]		$ 110,000
Annual interest rate												15.00%	[37]		12.00%
Discount amount												$ 50,000			$ 10,000
Warrants issued															70,000,000
Fair value of warrants															$ 41,176
Debt discount															$ 41,176
Amortization expens												12,290
Debt instrument, unamortized discount												$ 20,620
Promissory Note Payable20 [Member]
Short-Term Debt [Line Items]
Date of issuance												Oct. 28, 2022	[39]		Nov. 23, 2020	[5],[40]
Debt instrument, face amount												$ 400,000	[39]		$ 65,000
Annual interest rate												15.00%	[39]		15.50%
Line of credit facility												$ 4,000,000
Promissory Note Payable21 [Member]
Short-Term Debt [Line Items]
Date of issuance												Nov. 09, 2022	[39]		Nov. 23, 2020	[5],[41]
Debt instrument, face amount										$ 400,000		$ 400,000	[39]
Annual interest rate												15.00%	[39]		15.00%
Discount amount										$ 50,000
Fair value of warrants															$ 125,814
Amortization expens												$ 1,866
Debt instrument, unamortized discount												$ 346,157
Promissory Note Payable22 [Member]
Short-Term Debt [Line Items]
Date of issuance												Nov. 10, 2022	[39]		Dec. 10, 2020	[5],[42]
Debt instrument, face amount									$ 400,000			$ 400,000	[39]
Annual interest rate												15.00%	[39]		12.00%
Discount amount									$ 50,000
Fair value of warrants															$ 54,545
Amortization expens												$ 1,838
Debt instrument, unamortized discount												$ 346,600
Promissory Note Payable23 [Member]
Short-Term Debt [Line Items]
Date of issuance												Nov. 15, 2022	[39]		Dec. 10, 2020	[43]
Debt instrument, face amount								$ 400,000				$ 400,000	[39]		$ 3,921,168	[43]
Annual interest rate												15.00%	[39]		12.00%
Debt settlement amount															$ 2,683,357
Accrued interest															1,237,811
Discount amount								$ 50,000
Amortization expens												$ 16,678
Debt instrument, unamortized discount												$ 349,214
Promissory Note Payable23 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															$ 3,921,168
Exercise price															$ 0.002
Fair value of notes															$ 990,000
Promissory Note Payable24 [Member]
Short-Term Debt [Line Items]
Date of issuance												Jan. 11, 2023	[39]		Dec. 10, 2020	[44]
Debt instrument, face amount							$ 400,000					$ 400,000	[39]		$ 3,054,338	[44]
Annual interest rate												15.00%	[39]		12.00%
Debt settlement amount															$ 1,460,794
Accrued interest															1,593,544
Discount amount							$ 50,000
Amortization expens												$ 1,881
Debt instrument, unamortized discount												$ 345,914
Promissory Note Payable24 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															3,054,338
Fair value of notes															$ 550,000
Promissory Note Payable25 [Member]
Short-Term Debt [Line Items]
Date of issuance												Feb. 06, 2023	[39]		Dec. 10, 2020	[45]
Debt instrument, face amount						$ 400,000						$ 400,000	[39]		$ 165,605	[45]
Annual interest rate												15.00%	[39]		12.00%
Debt settlement amount															$ 103,180
Accrued interest															62,425
Discount amount						$ 50,000
Amortization expens												$ 1,925
Debt instrument, unamortized discount												$ 345,265
Promissory Note Payable25 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															$ 165,605
Exercise price															$ 0.002
Fair value of notes															$ 176,000
Warrant purchase															80,000,000
Promissory Note Payable26 [Member]
Short-Term Debt [Line Items]
Date of issuance												Apr. 05, 2023	[39]		Dec. 14, 2020	[46]
Debt instrument, face amount					$ 400,000							$ 400,000	[39]		$ 310,375	[46]
Annual interest rate												15.00%	[39]		12.00%
Debt settlement amount															$ 235,000
Accrued interest															75,375
Discount amount					$ 50,000
Amortization expens												$ 1,836
Debt instrument, unamortized discount												$ 346,590
Promissory Note Payable26 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															$ 310,375
Exercise price															$ 0.002
Fair value of notes															$ 182,500
Warrant purchase															25,000,000
Promissory Note Payable27 [Member]
Short-Term Debt [Line Items]
Date of issuance												Apr. 20, 2023	[39]		Dec. 30, 2020	[47]
Debt instrument, face amount				$ 400,000								$ 400,000	[39]		$ 350,000	[47]
Annual interest rate												15.00%	[39]		12.00%
Exercise price															$ 0.025
Discount amount				$ 50,000											$ 35,000
Warrants issued															50,000,000
Loan payable term (in years)															3 years
Fair value of warrants															$ 271,250
Debt discount															271,250
Amortization expens												$ 751			83,338
Debt instrument, unamortized discount												$ 345,494			$ 193,515
Promissory Note Payable28 [Member]
Short-Term Debt [Line Items]
Date of issuance												May 11, 2023	[39]		Dec. 31, 2021	[48]
Debt instrument, face amount			$ 400,000									$ 400,000	[39]		$ 25,000	[48]
Annual interest rate												15.00%	[39]		12.00%
Debt settlement amount															$ 9,200
Accrued interest															6,944
Discount amount			$ 50,000
Amortization expens												$ 196
Debt instrument, unamortized discount												352,023
Promissory Note Payable28 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															$ 16,144
Promissory Note Payable29 [Member]
Short-Term Debt [Line Items]
Date of issuance	[49]														Dec. 31, 2021
Debt instrument, face amount		$ 400,000													$ 145,000	[49]
Annual interest rate															12.00%
Debt settlement amount															$ 79,500
Accrued interest															28,925
Discount amount		$ 50,000
Amortization expens												0
Debt instrument, unamortized discount												$ 398,983
Promissory Note Payable29 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Common stock issued for debt conversion															$ 108,425

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default. Default interest rate 22%
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[5]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[6]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[7]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[8]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[9]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[10]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[11]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[12]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[13]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three months ended May 31, 2023, the Company recorded amortization expense of $39,904, respectively, with an unamortized discount of $153,611 at May 31, 2023.
[14]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[15]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[16]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[17]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three months ended May 31, 2023, the Company recorded amortization expense of $51,045 respectively, with an unamortized discount of $188,291 at May 31, 2023.
[18]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $159,064 respectively, with an unamortized discount of $953,197 at May 31, 2023.
[19]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[20]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the years ended February 28, 2023, the Company recorded amortization expense of $0 with an unamortized discount of $0 at February 28, 2023. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[21]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[22]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[23]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three months ended May 31, 2023, the Company recorded amortization expense of $154,910 respectively, with an unamortized discount of $639,308 at May 31, 2023.
[24]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[25]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the three months ended May 31, 2023 there were repayments of $27,000 on the note.
[26]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[27]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three months ended May 31, 2023, the Company recorded amortization expense of $86,930 respectively, with an unamortized discount of $1,27,501 at May 31, 2023.
[28]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[29]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $5,287 respectively, with an unamortized discount of $3,739 at May 31, 2023.
[30]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[31]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the three months ended May 31, 2023, the Company recorded amortization expense of $4,557 respectively, with an unamortized discount of $26,312 at May 31, 2023.
[32]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[33]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,342 respectively, with an unamortized discount of $15,479 at May 31, 2023.
[34]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[35]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $18,930 respectively, with an unamortized discount of $17,799 at May 31, 2023.
[36]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[37]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the three months ended May 31, 2023, the Company recorded amortization expense of $12,290 respectively, with an unamortized discount of $20,620 at May 31, 2023.
[38]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[39]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows:

October 28, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants and 1 Series F Preferred Share having a relative fair value of $299,399. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,866 respectively, with an unamortized discount of $346,157 at May 31, 2023.

November 9, 2022, $400,000 loan, original issue discount of $50,000 , 61 Series F Preferred Share warrants having a relative fair value of $299,750. For the three months ended May 31, 2023, the Company recorded amortization expense of $$1,838 respectively, with an unamortized discount of $346,600 at May 31, 2023.

November 10, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $302,020. For the three months ended May 31, 2023, the Company recorded amortization expense of $16,678 respectively, with an unamortized discount of $349,214 at May 31, 2023.

November 15, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,881 respectively, with an unamortized discount of $345,914 at May 31, 2023.

January 11, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,925 respectively, with an unamortized discount of $345,265 at May 31, 2023.

February 6, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $299,959. For the three months ended May 31, 2023, the Company recorded amortization expense of $1,836 respectively, with an unamortized discount of $346,590 at May 31, 2023.

April 5, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $296,245. For the three months ended May 31, 2023, the Company recorded amortization expense of $751 respectively, with an unamortized discount of $345,494 at May 31, 2023.

April 20, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $302,219. For the three months ended May 31, 2023, the Company recorded amortization expense of $196 respectively, with an unamortized discount of $352,023 at May 31, 2023.

May 11, 2023, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants having a relative fair value of $348,983. For the three months ended May 31, 2023, the Company recorded amortization expense of $0 respectively, with an unamortized discount of $398,983 at May 31, 2023.
[40]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[41]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[42]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[43]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[44]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[45]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[46]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[47]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $83,338, with an unamortized discount of $193,515 at February 28, 2023.
[48]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[49]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.